EQUITY SETTLED SHARE-BASED TRANSACTIONS - Stock Option (Details) - Stock options	12 Months Ended
	Dec. 31, 2018 $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 $ / shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 $ / shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Number of options
Balance at beginning of year (in shares) | shares		101,628,660		123,400,854		78,656,500
Granted (in shares) | shares		1,800,000		10,000,000		63,741,271
Exercised (in shares) | shares		(18,594,040)		(30,751,280)		(9,549,860)
Forfeited (in shares) | shares		(10,347,980)		(1,020,914)		(9,447,057)
Balance at end of year (in shares) | shares		74,486,640		101,628,660		123,400,854	78,656,500
Exercisable at end of year (in shares) | shares								44,886,800	40,004,140	40,422,998
Weighted average exercise price
Balance at beginning of year (in dollars per share) | $ / shares	$ 0.361		$ 0.370		$ 0.163
Granted (in dollars per share) | $ / shares	0.500		0.500		0.565
Exercised (in dollars per share) | $ / shares	0.163		0.175		0.163
Forfeited (in dollars per share) | $ / shares	0.476		0.213		0.174
Balance at end of year (in dollars per share) | $ / shares	0.394		0.361		0.370
Exercisable balance at end of year (in dollars per share) | $ / shares	$ 0.352		$ 0.292		$ 0.163
Weighted average remaining contractual term
Outstanding (in years)		3 years 4 months 24 days		4 years 5 months 27 days		5 years 4 months 17 days	5 years 7 months 6 days
Exercisable at end of year		3 years 3 months 18 days		3 years 4 months 28 days		3 years 6 months 18 days
Aggregate intrinsic value
Balance at beginning of year (in dollars)		¥ 77,496,000		¥ 385,869,000		¥ 127,216,000
Balance at end of year (in dollars)		40,593,000		77,496,000		385,869,000	¥ 127,216,000
Exercisable at end of year (in dollars)								¥ 31,353,000	¥ 30,505,000	¥ 126,401,000
Additional disclosures
Fair value of options granted during the year		¥ 1,150,000		8,290,000		15,190,000
Total unrecognized compensation cost related to unvested stock options (in RMB)								¥ 6,780,000	¥ 31,570,000	¥ 22,540,000
Recognition period (in years)		9 months 4 days
Compensation cost		¥ 24,690,000		78,120,000		23,180,000
Income Tax benefit		¥ 0		¥ 0		¥ 0
Fair value assumptions
Expected volatility (expressed as weighted average volatility) (as percent)		48.19%		47.23%		48.44%
Expected dividends (as percent)		4.27%		4.30%
Minimum
Fair value assumptions
Option life (in years)		5 years 6 months 11 days		5 years 7 months 21 days		5 years 11 months 19 days
Expected dividends (as percent)						0.00%
Risk-free interest rate (as a percent)		2.81%		1.78%		1.43%
Maximum
Fair value assumptions
Option life (in years)		6 years 6 months 11 days		9 years 3 months 26 days		8 years
Expected dividends (as percent)						1.80%
Risk-free interest rate (as a percent)		2.85%		2.10%		1.94%